Restatement of prior period financial statements - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Cash flows from operating activities
Net loss	[1],[2]	$ (543,878)		$ (341,543)
Share of losses in associates	[1]	4,350		0
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	[1]	22,769		53,204
Warranties	[1]	8,697		34,616
Impairment of inventory	[1]	31,682		11,795
Finance expense	[1]	(8,077)		(12,489)
Fair value change - Earn-out rights	[1]	199,278		94,963
Fair value change - Class C Shares	[1],[2]	(139,638)		(232,995)
Income tax expense	[1],[2]	(2,500)		(10,750)
Other provisions	[1]	14,315		5,331
Loss on derecognition and disposal of property, plant, and equipment and intangible assets	[1]	0		2,070
Other provisions	[1]	15,826		14,873
Unrealized exchange gain on trade payables	[1]	(5,629)		(5,022)
Trade payables, accrued expenses, and other liabilities	[1]	7,627		7,397
Change in operating assets and liabilities:
Interest paid	[1]	160,813		(189,201)
Taxes paid	[1]	24,204		26,955
Cash used for operating activities	[1]	98,623		60,334
Cash flows from investing activities	[1]	(3,196)		(138,705)
Additions to property, plant, and equipment	[1]	5,606		12,489
Additions to intangible assets	[1]	(146,199)		(48,667)
Proceeds from the sale of property, plant and equipment	[1]	(15,128)		(11,401)
Cash used for operating activities	[1]	(267,671)		(666,746)
Cash flows from financing activities
Proceeds from short-term borrowings	[1]	(83,884)		(42,948)
Principal repayments of short-term borrowings	[1]	(133,049)		(237,930)
Proceeds from sale of property, plant, and equipment	[1]	34		1,710
Cash used for investing activities	[1]	(272,689)		(279,168)
Change in restricted deposits	[1]	0		0
Repayments of borrowings	[1]	(867,249)		(598,953)
Cash and cash equivalents at the end of the period
Proceeds from current borrowings	[1]	388,420		1,678,381
Repayments of current borrowings				(598,953)
Cash provided by financing activities	[1]	461,391		1,067,857
Effect of foreign exchange rate changes on cash and cash equivalents	[1]	(20,384)		(38,408)
Net (decrease) increase in cash and cash equivalents	[1]	(99,353)		83,535
Cash and cash equivalents at the beginning of the period	[1]	768,264		973,877
Cash and cash equivalents at the end of the period	[1]	668,911	[3]	1,057,412
Litigation provisions	[1]	2,784		0
Additions to investment in associates	[1]	(34,300)		0
Additions to other non-current assets	[1]	(21,490)		0
Proceeds from long-term borrowings	[1]	952,754		0
Repayments of lease liabilities	[1]	(12,534)		(11,571)
As originally filed on September 30, 2024
Cash flows from operating activities
Net loss		(539,485)		(313,035)
Share of losses in associates		4,350
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization		22,371		57,074
Warranties		8,612		36,003
Impairment of inventory		27,132		11,795
Finance expense		(5,606)		(12,489)
Fair value change - Earn-out rights		201,427		90,516
Fair value change - Class C Shares		(139,638)		(232,995)
Income tax expense		(2,500)		(10,750)
Other provisions		17,003		5,002
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		0		0
Other provisions		13,321		0
Unrealized exchange gain on trade payables		(5,629)		0
Trade payables, accrued expenses, and other liabilities		6,627		19,252
Change in operating assets and liabilities:
Interest paid		163,488		(206,373)
Taxes paid		1,913		24,673
Cash used for operating activities		115,560		72,372
Cash flows from investing activities		97,113		(154,206)
Additions to property, plant, and equipment		5,606		12,489
Additions to intangible assets		(146,199)		(48,667)
Proceeds from the sale of property, plant and equipment		(15,128)		(11,401)
Cash used for operating activities		(169,662)		(660,740)
Cash flows from financing activities
Proceeds from short-term borrowings		(83,884)		(42,948)
Principal repayments of short-term borrowings		(236,935)		(239,850)
Proceeds from sale of property, plant, and equipment		34		1,710
Cash used for investing activities		(355,085)		(281,088)
Change in restricted deposits		(20,369)
Repayments of borrowings		(867,249)
Cash and cash equivalents at the end of the period
Proceeds from current borrowings		394,640		1,671,964
Repayments of current borrowings				(598,953)
Cash provided by financing activities		445,120		1,063,966
Effect of foreign exchange rate changes on cash and cash equivalents		(20,389)		(38,603)
Net (decrease) increase in cash and cash equivalents		(100,016)		83,535
Cash and cash equivalents at the beginning of the period		768,927		973,877
Cash and cash equivalents at the end of the period		668,911		1,057,412
Litigation provisions		0
Additions to investment in associates		(34,300)
Additions to other non-current assets		0
Proceeds from long-term borrowings		950,632
Repayments of lease liabilities		(12,534)		(9,045)
Restatement in withdrawn financial statements
Cash flows from operating activities
Net loss		(4,393)		(27,795)
Share of losses in associates		0
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization		398		(3,870)
Warranties		85		(1,384)
Impairment of inventory		4,550		0
Finance expense		(2,471)		0
Fair value change - Earn-out rights		(2,149)		2,140
Fair value change - Class C Shares		0		0
Income tax expense		0		0
Other provisions		(2,688)		1,923
Loss on derecognition and disposal of property, plant, and equipment and intangible assets		0		2,070
Other provisions		2,505		14,873
Unrealized exchange gain on trade payables		0		(5,022)
Trade payables, accrued expenses, and other liabilities		1,000		(11,855)
Change in operating assets and liabilities:
Interest paid		(2,675)		17,172
Taxes paid		22,291		(3,510)
Cash used for operating activities		(16,937)		(3,684)
Cash flows from investing activities		(100,309)		19,440
Additions to property, plant, and equipment		0		0
Additions to intangible assets		0		0
Proceeds from the sale of property, plant and equipment		0		0
Cash used for operating activities		(98,009)		498
Cash flows from financing activities
Proceeds from short-term borrowings		0		0
Principal repayments of short-term borrowings		103,886		1,920
Proceeds from sale of property, plant, and equipment		0		0
Cash used for investing activities		82,396		1,920
Change in restricted deposits		20,369
Repayments of borrowings		0
Cash and cash equivalents at the end of the period
Proceeds from current borrowings		(6,220)		0
Repayments of current borrowings				0
Cash provided by financing activities		16,271		(2,526)
Effect of foreign exchange rate changes on cash and cash equivalents		5		108
Net (decrease) increase in cash and cash equivalents		663		0
Cash and cash equivalents at the beginning of the period		(663)		0
Cash and cash equivalents at the end of the period		0		0
Litigation provisions		2,784
Additions to investment in associates		0
Additions to other non-current assets		(21,490)
Proceeds from long-term borrowings		2,122
Repayments of lease liabilities		$ 0		(2,526)
Revision of Prior Period, Originally Restated
Cash flows from operating activities
Net loss				(340,830)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization				53,204
Warranties				34,619
Impairment of inventory				11,795
Finance expense				(12,489)
Fair value change - Earn-out rights				92,656
Fair value change - Class C Shares				(232,995)
Income tax expense				(10,750)
Other provisions				6,925
Loss on derecognition and disposal of property, plant, and equipment and intangible assets				2,070
Other provisions				14,873
Unrealized exchange gain on trade payables				(5,022)
Trade payables, accrued expenses, and other liabilities				7,397
Change in operating assets and liabilities:
Interest paid				(189,201)
Taxes paid				21,163
Cash used for operating activities				68,688
Cash flows from investing activities				(134,766)
Additions to property, plant, and equipment				12,489
Additions to intangible assets				(48,667)
Proceeds from the sale of property, plant and equipment				(11,401)
Cash used for operating activities				(660,242)
Cash flows from financing activities
Proceeds from short-term borrowings				(42,948)
Principal repayments of short-term borrowings				(237,930)
Proceeds from sale of property, plant, and equipment				1,710
Cash used for investing activities				(279,168)
Cash and cash equivalents at the end of the period
Proceeds from current borrowings				1,671,964
Repayments of current borrowings				(598,953)
Cash provided by financing activities				1,061,440
Effect of foreign exchange rate changes on cash and cash equivalents				(38,495)
Net (decrease) increase in cash and cash equivalents				83,535
Cash and cash equivalents at the beginning of the period				973,877
Cash and cash equivalents at the end of the period				1,057,412
Repayments of lease liabilities				(11,571)
Revision of Prior Period, Amended For 6K
Cash flows from operating activities
Net loss				(713)
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization				0
Warranties				(3)
Impairment of inventory				0
Finance expense				0
Fair value change - Earn-out rights				2,307
Fair value change - Class C Shares				0
Income tax expense				0
Other provisions				(1,594)
Loss on derecognition and disposal of property, plant, and equipment and intangible assets				0
Other provisions				0
Unrealized exchange gain on trade payables				0
Trade payables, accrued expenses, and other liabilities				0
Change in operating assets and liabilities:
Interest paid				0
Taxes paid				5,792
Cash used for operating activities				(8,354)
Cash flows from investing activities				(3,939)
Additions to property, plant, and equipment				0
Additions to intangible assets				0
Proceeds from the sale of property, plant and equipment				0
Cash used for operating activities				(6,504)
Cash flows from financing activities
Proceeds from short-term borrowings				0
Principal repayments of short-term borrowings				0
Proceeds from sale of property, plant, and equipment				0
Cash used for investing activities				0
Cash and cash equivalents at the end of the period
Proceeds from current borrowings				6,417
Repayments of current borrowings				0
Cash provided by financing activities				6,417
Effect of foreign exchange rate changes on cash and cash equivalents				87
Net (decrease) increase in cash and cash equivalents				0
Cash and cash equivalents at the beginning of the period				0
Cash and cash equivalents at the end of the period				0
Repayments of lease liabilities				$ 0

[1]	1 - Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[2]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.
[3]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.